Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - Cash and Cash Equivalents [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 62,616	$ 51,053
Cash at bank	5,624,695	5,622,603
Fixed deposits		78,461
Cash and cash equivalents	$ 5,687,311	$ 5,752,117